COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Thousands, € in Millions					1 Months Ended	12 Months Ended
	Feb. 05, 2022	Dec. 21, 2021 USD ($) business_unit	Jan. 26, 2021	Oct. 19, 2020	Feb. 28, 2019 USD ($) a	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)	Jul. 29, 2021 count	Nov. 16, 2020 legal_motion	Sep. 23, 2020 derivativeAction	Sep. 21, 2020 officerAndEmployee	Sep. 15, 2020 lawsuit	Sep. 14, 2020 officerAndEmployee
Other Commitments [Line Items]
Civil penalty		$ 125,000
Number of installment payments | business_unit		5
Installment payment period		2 years
Number of class action lawsuits | lawsuit													6
Number of derivative actions | derivativeAction											2
Period of derivative action			30 days	30 days
Other long-term liabilities						$ 84,033	$ 0
Subsequent Event
Other Commitments [Line Items]
Period to file opposition	30 days
FCPM License
Other Commitments [Line Items]
Accrued expenses and other current liabilities						11,300		€ 10.0
Other long-term liabilities						34,000		€ 30.0
Internal Review
Other Commitments [Line Items]
Number of officers and employees to receive subpoenas | officerAndEmployee												3		5
Legal fees						22,400	8,100
Accrued professional fees						$ 22,700	$ 6,600
Number of counts of securities fraud | count									2
Number of counts of wire fraud | count									1
Number of motions filed | legal_motion										10
Manufacturing Facility Commitment
Other Commitments [Line Items]
Construction completion, maximum extension period (in years)					2 years
Construction completion period (in years)					5 years
Construction completion deadline monthly extension fee					$ 200
Security deposit payable					$ 4,000
Coolidge, Arizona
Other Commitments [Line Items]
Area of land (in acres) | a					430